SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details)	12 Months Ended
Dec. 31, 2025
Computers [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	33.00%
Research and Development Expense [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	20.00%
Furniture and Fixtures [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	6.00%
Furniture and Fixtures [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	15.00%
Leasehold Improvements [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets (Details) [Line Items]
Annual depreciation rates	10.00%